Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 2,376,129	¥ 1,488,239
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,293,049	1,392,889
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 83,080	¥ 95,350